Promissory notes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025
Repayment of debt	$ 1,809,780	$ 471,472
Promissory notes [Member]
Investor fees, costs, and other transaction expenses	$ 5,000
Description of debt instrument	the Company issued to the Investor an unsecured promissory note (the “Note”) dated July 30, 2024 in the original principal amount of $5,355,000 (the “Note”) for $5,000,000 in gross proceeds. The Company used all of the proceeds from the Note to repay its indebtedness owed to Streeterville Capital, LLC under the Convertible Promissory Note issued on September 26, 2022
Interest rate	7.00%
Debt instrument terms	12 years
Debt instrument original issue discount	$ 350,000
Amortization of debt issuance costs	0	177,014
Interest expense	$ 89,630	$ 159,829
Description of outstanding balance	the outstanding balance will be automatically increased by 0.5% as of such fifth day. Under the Purchase Agreement, while the Note is outstanding until 5 days after the Note is satisfied in full, the Company agreed to keep adequate current public information available, maintain its Nasdaq listing and not make certain Restricted Issuance (as defined therein), among other things. Upon the occurrence of a Trigger Event (as defined in the Note), the Investor shall have the right to increase the balance of the Note by 10% for a Major Trigger Event (as defined in the Note) and 5% for a Minor Trigger Event (as defined in the Note), with an aggregate of 25% as the maximum increase in the outstanding balance. In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of 15% per annum
Pre-payment amount	105.00%
Repayment of debt			$ 1,000,000
Debt outstanding balance	$ 2,500,000			$ 2,500,000
Promissory note minimum monthly redemption amount	250,000
Promissory note maximum monthly redemption amount	$ 1,000,000
Ordinary shares issued for redemption		100,182
Ordinary shares issued for redemption value		$ 338,009